General and administrative expenses	6 Months Ended
Jun. 30, 2021
General And Administrative Expenses [Line Items]
Disclosure Of General And Administrative Expense Explanatory
Note 7

General and administrative expenses
For the quarter ended Year-to-date
USD million 30.6.21 31.3.21 30.6.20 30.6.21 30.6.20
Outsourcing costs 95 89 99 184 211
IT expenses 122 125 106 247 222
Consulting, legal and audit fees 115 84 137 199 269
Real estate and logistics costs 126 127 134 253 271
Market data services 93 89 89 182 175
Marketing & communication 36 32 25 68 56
Travel and entertainment 12 8 10 20 54
Litigation, regulatory & similar matters
1
63 9 2 72 8
Other
2
1,408 1,578 1,278 2,986 2,695
of which: shared services costs charged by UBS Group AG or its subsidiaries 1,294 1,375 1,127 2,669 2,377 of which: UK and German bank levies (11) 41 3 30 17
Total general and administrative expenses 2,070 2,141 1,879 4,211 3,960
1 Reflects the net increase in / (release of) provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 16 for more information.

2 Includes charitable donations.